Equity - Components of Other Comprehensive Income Included in Non-controlling Interests (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of analysis of other comprehensive income by item [line items]
Remeasurements of defined benefit plans	¥ 13,344	¥ 58,154	¥ (70,709)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	19,288	22,707	(15,797)
Exchange differences on translating foreign operations	(204,184)	8,064	(430,152)
Total	(159,244)	69,543	(554,523)
Non-controlling interests [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Remeasurements of defined benefit plans	1,534	(4,413)	5,073
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	6	9	(55)
Exchange differences on translating foreign operations	(992)	(5,563)	(26,430)
Total	¥ 548	¥ (9,967)	¥ (21,412)